Consolidated statements of income and of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	R$ 7,966,733	R$ 7,424,856	R$ 6,532,005
Interest Income (Loss) on Financial Assets Held for Trading	(5,806,205)	(1,765,733)	1,572,522
Interest income on financial assets designated at fair value through profit or loss	16,238,069	11,371,738	6,755,569
Revenue and other operating income	18,398,597	17,030,861	14,860,096
Operating expense	(5,462,999)	(5,063,032)	(4,398,923)
Selling expense	(294,469)	(148,975)	(169,486)
Administrative expenses	6,418,641	6,001,055	5,461,147
Other operating income (expense)	127,922	188,903	10,638
Expected Credit Loss	(392,302)	(288,496)	(360,859)
Interest expense on debt instruments issued	(625,400)	(779,525)	(617,478)
Share of profit (loss) of associates and joint ventures accounted for using equity method	115,848	47,286	73,507
Profit (loss) before tax	5,448,556	4,985,967	3,936,348
Tax income (expense)	(279,263)	(471,127)	(36,957)
Profit (loss)	5,169,293	4,514,840	3,899,391
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(99,474)	147,671	(41,160)
Other comprehensive income, net of tax, hedges of net investments in foreign operations	70,908	(136,598)	34,603
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	385,426	(1,166,654)	556,381
Other comprehensive income, other	(12,954)	0	0
Total other comprehensive income	343,906	(1,155,581)	549,824
Total comprehensive income for the year	5,513,199	3,359,259	4,449,215
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	5,169,787	4,513,409	3,898,702
Profit (loss), attributable to non-controlling interests	(494)	1,431	689
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	5,513,693	3,357,828	4,448,526
Profit (loss), attributable to non-controlling interests	R$ (494)	R$ 1,431	R$ 689
Earnings per share [abstract]
Basic earnings per share (in R$ per share)	R$ 9.8039	R$ 8.3324	R$ 7.2220
Diluted earnings per share (in R$ per share)	R$ 9.7191	R$ 8.2314	R$ 7.1639